SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Goodwill [Line Items]
Goodwill on acquisition	$ 467.0	$ 416.9	$ 417.3	$ 459.5
Gross carrying value/net book value	$ 900.4	$ 846.6
Impairment charges			$ 68.5
Discount rates	9.00%
Excess of fair value over carrying value, percentage	20.00%
Excess of fair value over carrying value, Amount	$ 900.4
Discount rate, impairment	9.00%	10.50%	11.50%
Royalty rate	3.00%	3.00%	3.00%
Minimum
Goodwill [Line Items]
Discount rates		8.00%	9.50%
Maximum
Goodwill [Line Items]
Discount rates		13.50%	14.00%